Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Statutory rate	20.00%	20.00%	17.00%